UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                     ------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     -------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                          ------------------

                         Date of fiscal year end: MAY 31
                                                ----------------

                    Date of reporting period: AUGUST 31, 2005
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)


                                                                                                        MARKET
   SHARES                        DESCRIPTION O                                                          VALUE
-------------- ----------------------------------------------------------------                    ---------------
COMMON STOCKS - 72.6%

              AUSTRALIA - 7.7%
      330,015 Australian Pipeline Trust .........................................................   $      947,377
   14,190,788 Envestra Ltd. .....................................................................       12,376,903
    1,717,775 GasNet Australia Group ............................................................        3,507,160
                                                                                                    --------------
                                                                                                        16,831,440
                                                                                                    --------------

              ITALY - 17.6%
    2,100,000 Enel SPA ..........................................................................       18,680,059
    1,613,728 Snam Rete Gas SPA .................................................................        8,932,216
    4,000,000 Terna SPA .........................................................................       10,648,393
                                                                                                    --------------
                                                                                                        38,260,668
                                                                                                    --------------

              UNITED KINGDOM - 36.3%
    1,097,662 AWG plc ...........................................................................       18,242,823
    1,115,096 Kelda Group plc ...................................................................       13,641,216
    1,535,714 National Grid Transco plc .........................................................       14,584,367
      855,149 Severn Trent plc ..................................................................       15,026,205
    1,517,999 United Utilities plc ..............................................................       17,562,037
                                                                                                    --------------
                                                                                                        79,056,648
                                                                                                    --------------

              UNITED STATES - 11.0%
      265,000 Ameren Corp. ......................................................................       14,556,450
      200,300 Consolidated Edison, Inc. .........................................................        9,396,073
                                                                                                    --------------
                                                                                                        23,952,523
                                                                                                    --------------

              TOTAL COMMON STOCKS ...............................................................      158,101,279
                                                                                                    --------------
              (Cost $137,872,163)

 CANADIAN INCOME TRUSTS - 23.4%

    1,223,300 Northland Power Income Fund .......................................................       15,045,853
    1,473,300 Pembina Pipeline Income Fund ......................................................       19,312,201
      691,800 The Consumer's Waterheater Income Fund ............................................        9,551,916
      629,200 UE Waterheater Income Fund ........................................................        7,086,815
                                                                                                    --------------

              TOTAL CANADIAN INCOME TRUSTS ......................................................       50,996,785
                                                                                                    --------------
              (Cost $33,916,661)


                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY*         VALUE
------------ ---------------------------------  ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN  INTERESTS** - 37.6%


      COMMERCIAL SERVICES & SUPPLIES - 2.2%

              ENVIRONMENTAL SERVICES - 2.2%
$   1,470,795 Duratek, Inc. .....................   B1       BB-       6.55%-6.75%     12/16/09          1,474,472
    1,863,636 Envirocare of Utah, LLC ...........  NR(a)    NR(a)         6.11%         4/13/10          1,891,591
    1,500,000 EnviroSolutions Holdings, Inc. ....   B2       B-           9.00%         7/07/12          1,518,750
                                                                                                     -------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       4,884,813
                                                                                                     -------------

             See Notes to Quarterly Portfolio of Investments              Page 1

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)



 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY*         VALUE
------------ ---------------------------------  ------------------    -----------   --------------  --------------
      SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%

              INTEGRATED TELECOMMUNICATION SERVICES - 2.8%
$   1,000,000 Hawaiian Telecom
                 Communications, Inc. ...........   B1       B+           5.73%        10/31/12      $   1,012,188
    1,000,000 Iowa Telecommunications
                 Services, Inc. .................   Ba3      BB-       5.49%-5.54%     11/23/11          1,009,167
    1,000,000 Madison River Capital, LLC ........   B1       B+           6.04%         7/29/12          1,016,667
    2,000,000 NTL Investment Holdings Ltd. ......   B1       BB-          6.41%         5/10/12          2,011,666
      966,667 Valor Telecommunications
                 Enterprises, LLC ...............   Ba3      BB-       5.24%-5.81%      2/14/12            977,024
                                                                                                     -------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               6,026,712
                                                                                                     -------------

      ELECTRIC UTILITIES - 8.1%

              ELECTRIC UTILITIES - 8.1%
    1,641,045 Allegheny Energy Supply Inc. ......   Ba2      BB        5.34%-5.36%      3/08/11          1,661,968
    1,866,498 Cogentrix Delaware Holdings, Inc. .   Ba2      BB+          5.24%         4/14/12          1,886,718
    2,000,000 Coleto Creek WLE, LP(c) ...........   B1       BB-          7.00%         6/30/12          2,040,000
    1,341,463 Covanta Energy Corp. ..............   B1       B+           6.46%         6/30/12          1,362,424
    1,658,537 Covanta Energy Corp. ..............   B1       B+           6.36%         6/24/12          1,684,451
      928,710 Midwest Generation, LLC ...........   Ba3      BB-       5.39%-5.50%      4/27/11            936,547
    1,994,375 NRG Energy, Inc. ..................   Ba3      BB        5.26%-5.37%     12/24/11          2,015,565
      995,000 NSG Holdings II, LLC ..............   B1       B+           6.49%        12/13/11          1,009,925
      990,013 Reliant Energy, Inc. ..............   B1       B+        6.02%-6.09%      4/30/10            998,366
    1,074,204 Riverside Energy Center, LLC ......   Ba3      BB-          7.93%         6/24/11          1,106,430
      828,335 Rocky Mountain Energy Center,
                 LLC ............................   Ba3      BB-          7.93%         6/24/11            853,185
    1,991,462 Texas Genco, LLC ..................   Ba2      BB        5.41%-5.67%     12/14/11          2,021,333
                                                                                                     -------------
              TOTAL ELECTRIC UTILITIES                                                                  17,576,912
                                                                                                     -------------

      HEALTH CARE PROVIDERS & SERVICES - 7.3%

              HEALTH CARE FACILITIES - 3.6%
    1,000,000 LifeCare Holdings, Inc. ...........   B2        B           5.82%         8/11/12          1,003,438
    2,882,172 Lifepoint Hospitals, Inc. .........   Ba3      BB           5.20%         4/15/12          2,909,965
    1,000,000 Psychiatric Solutions, Inc. .......   B1       B+           5.73%         7/01/12          1,014,375
    2,992,500 Select Medical Corp. ..............   B1       BB-       5.36%-7.25%      2/24/12          3,001,229
                                                                                                     -------------
                                                                                                         7,929,007
                                                                                                     -------------

              HEALTH CARE SERVICES - 0.9%
    1,985,000 CHS/Community Health
                 Systems, Inc. ..................   Ba3      BB-       5.42%-5.61%      8/19/11          2,011,053
                                                                                                     -------------

              MANAGED HEALTH CARE - 2.8%
    1,980,000 IASIS Healthcare Corp. ............   B1       B+           5.77%         6/22/11          2,006,518
    1,980,000 Medcath Holdings Corp. ............   B2       B+           5.88%         6/30/11          2,003,512
    1,985,000 Vanguard Health Systems, Inc. .....   B2        B           6.74%         9/23/11          2,005,678
                                                                                                     -------------
                                                                                                         6,015,708
                                                                                                     -------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    15,955,768
                                                                                                     -------------

Page 2          See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)



 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY*         VALUE
------------ ---------------------------------  ------------------    -----------   --------------  --------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED


      MEDIA - 5.8%

              BROADCASTING & CABLE TV - 5.8%
$     990,000 Bragg Communications, Inc. ........  NR(a)     NR           6.36%         8/31/11      $     999,900
    4,000,000 Century Cable Holdings, LLC .......   NR       NR           8.50%         6/30/09          3,967,856
    2,996,275 Charter Communications
                 Operating, LLC .................   B2        B           6.68%         4/27/10          2,979,421
      631,816 Mediacom Illinois, LLC,
                 (Revolving Credit) .............   Ba3      BB-       0.63%-6.75%      9/30/11            606,017
    1,000,000 Patriot Media & Communications,
                 LLC ............................   B1       B+            TBA          7/15/13          1,013,750
    1,000,000 UPC Distribution Holding B.V. .....   B1        B           6.25%         9/30/12          1,008,594
    2,000,000 UPC Distribution Holding B.V. .....   B1        B           7.19%        12/31/11          2,018,928
                                                                                                     -------------
              TOTAL MEDIA                                                                               12,594,466
                                                                                                     -------------

      METALS & MINING - 0.7%

              DIVERSIFIED METALS & MINING - 0.7%
      995,000 Murray Energy Corp. and Coal
                 Resources, Inc. ................   B3      NR(a)         6.86%         1/28/10            997,487
      497,500 Murray Energy Corp. and Coal
                 Resources, Inc. (c) ............  Caa3     NR(a)        11.25%         1/28/11            522,375
                                                                                                     -------------
              TOTAL METALS & MINING                                                                      1,519,862
                                                                                                     -------------

      MULTI-UTILITIES & UNREGULATED POWER - 1.4%

              MULTI-UTILITIES & UNREGULATED POWER - 1.4%
      997,500 KGEN, LLC .........................   B2        B           6.12%         8/05/11            990,019
    2,034,181 KGEN, LLC (c) .....................   B3       B-          12.49%         8/05/11          1,993,497
                                                                                                     -------------
              TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                  2,983,516
                                                                                                     -------------

      OIL & GAS - 5.6%

              OIL & GAS EXPLORATION & PRODUCTION - 3.3%
    1,949,864 Mainline, L.P. ....................   Ba3     NR(a)         5.82%        12/17/11          1,949,864
    1,898,343 Plains Resources Inc. .............   Ba2      BB        5.84%-5.86%      7/23/10          1,924,445
    3,302,693 SemCrude, L.P. ....................   Ba3       B        5.99%-7.50%      3/16/11          3,331,591
                                                                                                     -------------
                                                                                                         7,205,900
                                                                                                     -------------

              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.3%
    2,506,890 El Paso Corp. .....................   B3        B           6.09%        11/23/09          2,535,789
    1,000,000 EPCO Holdings, Inc. ...............   Ba3      B+           5.84%         8/18/10          1,015,938
      997,500 LB Pacific, LP ....................   B1       B-        6.13%-6.61%      3/03/12          1,012,463
      416,667 Regency Gas Service, LLC ..........   B1       B+        0.50%-6.33%      6/01/10            420,833
                                                                                                     -------------
                                                                                                         4,985,023
                                                                                                     -------------
              TOTAL OIL & GAS                                                                           12,190,923
                                                                                                     -------------

             See Notes to Quarterly Portfolio of Investments              Page 3

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)



 PRINCIPAL                                            RATINGS+                          STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY*         VALUE
------------ ---------------------------------  ------------------    -----------   --------------  --------------
      SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED

      ROAD & RAIL - 1.9%

              RAILROADS - 1.9%
$   3,100,103 Kansas City Southern Railway
                 Company ........................   Ba3      BB+       5.08%-5.24%      3/31/08      $   3,141,436
      989,883 Railamerica Transportation Corp. ..   Ba3      BB           5.88%         9/29/11          1,005,969
                                                                                                     -------------
              TOTAL ROAD & RAIL                                                                          4,147,405
                                                                                                     -------------

      WIRELESS TELECOMMUNICATION SERVICES - 1.8%

              WIRELESS TELECOMMUNICATION SERVICES - 1.8%
    2,000,000 AAT Communications Corp. ..........   B1       BB+          5.61%         7/27/12          2,025,000
    1,995,000 American Tower, L.P. ..............   Ba3     BBB-       4.90%-7.00%      8/31/11          2,012,456
                                                                                                     -------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  4,037,456
                                                                                                     -------------

              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS                                            81,917,833
                                                                                                     -------------
              (Cost $81,187,857)

 REPURCHASE AGREEMENT - 4.1%
 (Cost $8,900,000)

    8,900,000 Agreement with Wachovia Capital Markets, LLC, 3.43% dated 8/31/05 to be repurchased at $8,900,848 on 9/01/05, collateralized by $9,110,000
                 Federal Home Loan Mortgage Bank, 3.22% due 4/05/07 (Value $9,229,386)                   8,900,000
                                                                                                     -------------

              TOTAL INVESTMENTS - 137.7% .........................................................     299,915,897
              (Cost $261,876,681) (b)

              NET OTHER ASSETS AND LIABILITIES - 1.3% ............................................       2,882,196
                                                                                                     -------------
              LOAN OUTSTANDING - (39.0)% .........................................................     (85,000,000)
                                                                                                     -------------
              NET ASSETS - 100.0% ................................................................   $ 217,798,093
                                                                                                     =============

-------------------------------------------------------------
       o All percentages shown in the Portfolio of Investments are based on net assets.
      (a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
      (b)  Aggregate cost for federal income tax and financial reporting purposes.
      (c)  This issue is secured by a second lien on the issuer's assets.
       + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade. (Bank loan ratings are unaudited.)
      NR   Not Rated
     TBA   To be announced.
       * Senior Loans generally are subject to mandatory and/or optional prepayment. Because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be appoximately 18-30 months.
      ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
           (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a Senior Loan.

Page 4          See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COUNTRY DIVERSIFICATION +

Senior Secured Loans   27.3%
United Kingdom         26.3%
Canada                 17.0%
Italy                  12.8%
United States           8.0%
Australia               5.6%
Cash / Cash Equivalents 3.0%

+ Percentages are based upon total investments; please note that percentages shown on the Portfolio of Investments are based on net assets.

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INDUSTRY DIVERSIFICATION +

Senior Floating Rate Interests 27.3%
Electric Utilities             22.8%
Water Utilities                15.6%
Gas Utilities                  15.0%
Multi Utilities                10.7%
Diversified Consumer Services   5.6%
Cash / Cash Equivalents         3.0%

+ Percentages are based upon total investments; please note that percentages shown on the Portfolio of Investments are based on net assets.

             See Notes to Quarterly Portfolio of Investments              Page 5

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                AUGUST 31, 2005

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. Dollars using exchange rates in effect at the time of valuation.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                AUGUST 31, 2005

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $1,901,484 as of August 31, 2005. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $28,822 from these commitments is included in other liabilities.

                   2. UNREALIZED APPRECIATION/(DEPRECIATION):

As of August 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,620,993 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $581,777.





ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND &
              INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.